Pay vs Performance Disclosure	12 Months Ended
	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Pay Versus Performance Table
The following table sets forth information concerning: (1) the compensation of our Principal Executive Officer or CEO and the average compensation for our other NEOs, both as reported in the “Summary Compensation” table and with certain adjustments to reflect the “compensation actually paid” to such individuals, as defined under SEC rules, for each of the fiscal years ended June 30, 2021, 2022 2023, and 2024, and (2) and our cumulative total shareholder return (“TSR”), the cumulative TSR of our selected peer group (“Compensation Peer Group TSR”), our Net Income and our Adjusted EPS, our “Company-Selected Measure,” over such years in accordance with SEC rules.

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO ($)(1)	Compensation Actually Paid to CEO ($)(1)(2)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(1)	Average Compensation Actually Paid to Non-CEO NEOs ($)(1)(2)	Total Shareholder Return ($)	Compensation Peer Group Total Shareholder Return ($)(3)	GAAP Net Income (millions)	Adjusted EPS ($)(4)
2024	$14,251,992	$21,967,487	$3,840,974	$5,132,750	$167.08	$123.02	$698.1	$7.73
2023	$12,235,278	$18,075,686	$3,689,303	$4,817,733	$138.19	$105.72	$630.6	$7.01
2022	$10,068,228	$9,168,948	$4,236,261	$3,909,638	$116.67	$96.31	$539.1	$6.46
2021	$10,253,156	$18,536,369	$2,790,722	$2,807,784	$130.03	$118.99	$547.5	$5.66

(1)	The following individuals are our other NEOs for each fiscal year:

Year	CEO	Non-CEO NEOs
2024	Timothy C. Gokey	Edmund J. Reese, Christopher J. Perry, Thomas P. Carey, and Hope M. Jarkowski
2023	Timothy C. Gokey	Edmund J. Reese, Christopher J. Perry, Robert Schifellite, and Thomas P. Carey
2022	Timothy C. Gokey	Edmund J. Reese, Christopher J. Perry, Robert Schifellite, and Keir D. Gumbs
2021	Timothy C. Gokey	Edmund J. Reese, Christopher J. Perry, Robert Schifellite, Adam D. Amsterdam, Matthew J. Connor, and James M. Young

(2)	Compensation actually paid to our NEOs represents the compensation reported in the “Total” column in the “Summary Compensation” table for the applicable fiscal year, adjusted as follows:

	2021		2022		2023		2024
Adjustments	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the “Summary Compensation” table for applicable fiscal year	$(6,519,294)	$(1,342,057)	$(7,356,998)	$(2,691,209)	$(8,732,746)	$(1,900,856)	$(10,215,884)	$(2,335,034)
Deduction for change in the actuarial present values reported under the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column of the “Summary Compensation” table for applicable fiscal year	$(1,120,315)	$(260,108)	$0	$0	$(936,348)	$(164,835)	$(1,181,179)	$0
Increase for service cost and, if applicable, prior service cost for pension plans	$578,005	$43,570	$694,508	$39,052	$557,155	$24,717	$437,803	$0
Increase for awards that remain outstanding and unvested as of applicable fiscal year end that were granted during the applicable fiscal year, determined as of applicable fiscal year end and based on ASC 718 Fair Value	$8,437,890	$1,558,723	$7,442,391	$2,220,689	$11,674,054	$2,541,097	$10,828,871	$2,419,126

	2021		2022		2023		2024
Adjustments	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs
Increase for awards granted during applicable fiscal year that vested during applicable fiscal year, determined as of vesting date and based on ASC 718 Fair Value	$0	$88,915	$0	$359,556	$0	$0	$0	$0
Increase/deduction for outstanding and unvested awards as of applicable fiscal year that were granted during prior fiscal years, determined based on change in ASC 718 Fair Value from prior fiscal year to applicable fiscal year	$5,197,084	$671,192	$(559,444)	$(91,224)	$2,579,706	$510,773	$4,295,718	$698,598
Increase/deduction for awards granted during prior fiscal years that vested during applicable fiscal year, determined based on change in ASC 718 Fair Value from prior fiscal year to vesting date	$1,709,843	$263,301	$(1,119,737)	$(163,487)	$698,587	$117,534	$3,550,166	$509,086
Deduction for awards granted during prior fiscal years that were forfeited during applicable fiscal year, determined as of prior fiscal year end based on ASC 718 Fair Value	$0	$(1,006,474)	$0	$0	$0	$0	$0	$0
Increase based on dividends or other earnings paid on awards during applicable fiscal year prior to vesting date	$0	$0	$0	$0	$0	$0	$0	$0
TOTAL ADJUSTMENTS	$8,283,213	$17,062	$(899,280)	$(326,623)	$5,840,408	$1,128,430	$7,715,495	$1,291,775

(3)
TSR is cumulative for the measurement periods beginning on June 30, 2020 and ending on June 30 of each of 2021, 2022, 2023, and 2024, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The peer group includes: Bread Financial Holdings, Inc. (formerly Alliance Data Systems Corporation), Equifax Inc., Euronet Worldwide, Inc., FactSet Research Systems Inc., Fidelity National Information Services, Inc., Fiserv, Inc., Gartner, Inc., Global Payments Inc., Intercontinental Exchange, Inc., Jack Henry & Associates, Inc., Paychex, Inc., SS&C Technologies Holdings, Inc., Verisk Analytics, Inc., and The Western Union Company. In fiscal year 2024, the Company removed IHS Markit Ltd. due to its acquisition by S&P Global, Inc., and added FactSet Research Systems Inc., a business- and size-appropriate organization, to help inform 2024 compensation decisions. See "Peer Group Selection and Market Data" on page 57 of this Proxy Statement for more details.

(4)	Adjusted EPS is a non-GAAP financial measure. For more information on the Company’s use of this metric, see “Non-GAAP Financial Measures” beginning on page 93 of this Proxy Statement.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote
(1)	The following individuals are our other NEOs for each fiscal year:

Year	CEO	Non-CEO NEOs
2024	Timothy C. Gokey	Edmund J. Reese, Christopher J. Perry, Thomas P. Carey, and Hope M. Jarkowski
2023	Timothy C. Gokey	Edmund J. Reese, Christopher J. Perry, Robert Schifellite, and Thomas P. Carey
2022	Timothy C. Gokey	Edmund J. Reese, Christopher J. Perry, Robert Schifellite, and Keir D. Gumbs
2021	Timothy C. Gokey	Edmund J. Reese, Christopher J. Perry, Robert Schifellite, Adam D. Amsterdam, Matthew J. Connor, and James M. Young

Peer Group Issuers, Footnote
(3)
TSR is cumulative for the measurement periods beginning on June 30, 2020 and ending on June 30 of each of 2021, 2022, 2023, and 2024, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The peer group includes: Bread Financial Holdings, Inc. (formerly Alliance Data Systems Corporation), Equifax Inc., Euronet Worldwide, Inc., FactSet Research Systems Inc., Fidelity National Information Services, Inc., Fiserv, Inc., Gartner, Inc., Global Payments Inc., Intercontinental Exchange, Inc., Jack Henry & Associates, Inc., Paychex, Inc., SS&C Technologies Holdings, Inc., Verisk Analytics, Inc., and The Western Union Company. In fiscal year 2024, the Company removed IHS Markit Ltd. due to its acquisition by S&P Global, Inc., and added FactSet Research Systems Inc., a business- and size-appropriate organization, to help inform 2024 compensation decisions. See "Peer Group Selection and Market Data" on page 57 of this Proxy Statement for more details.

Changed Peer Group, Footnote
(3)
TSR is cumulative for the measurement periods beginning on June 30, 2020 and ending on June 30 of each of 2021, 2022, 2023, and 2024, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The peer group includes: Bread Financial Holdings, Inc. (formerly Alliance Data Systems Corporation), Equifax Inc., Euronet Worldwide, Inc., FactSet Research Systems Inc., Fidelity National Information Services, Inc., Fiserv, Inc., Gartner, Inc., Global Payments Inc., Intercontinental Exchange, Inc., Jack Henry & Associates, Inc., Paychex, Inc., SS&C Technologies Holdings, Inc., Verisk Analytics, Inc., and The Western Union Company. In fiscal year 2024, the Company removed IHS Markit Ltd. due to its acquisition by S&P Global, Inc., and added FactSet Research Systems Inc., a business- and size-appropriate organization, to help inform 2024 compensation decisions. See "Peer Group Selection and Market Data" on page 57 of this Proxy Statement for more details.

PEO Total Compensation Amount	$ 14,251,992	$ 12,235,278	$ 10,068,228	$ 10,253,156
PEO Actually Paid Compensation Amount	$ 21,967,487	18,075,686	9,168,948	18,536,369
Adjustment To PEO Compensation, Footnote
(2)	Compensation actually paid to our NEOs represents the compensation reported in the “Total” column in the “Summary Compensation” table for the applicable fiscal year, adjusted as follows:

	2021		2022		2023		2024
Adjustments	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the “Summary Compensation” table for applicable fiscal year	$(6,519,294)	$(1,342,057)	$(7,356,998)	$(2,691,209)	$(8,732,746)	$(1,900,856)	$(10,215,884)	$(2,335,034)
Deduction for change in the actuarial present values reported under the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column of the “Summary Compensation” table for applicable fiscal year	$(1,120,315)	$(260,108)	$0	$0	$(936,348)	$(164,835)	$(1,181,179)	$0
Increase for service cost and, if applicable, prior service cost for pension plans	$578,005	$43,570	$694,508	$39,052	$557,155	$24,717	$437,803	$0
Increase for awards that remain outstanding and unvested as of applicable fiscal year end that were granted during the applicable fiscal year, determined as of applicable fiscal year end and based on ASC 718 Fair Value	$8,437,890	$1,558,723	$7,442,391	$2,220,689	$11,674,054	$2,541,097	$10,828,871	$2,419,126

	2021		2022		2023		2024
Adjustments	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs
Increase for awards granted during applicable fiscal year that vested during applicable fiscal year, determined as of vesting date and based on ASC 718 Fair Value	$0	$88,915	$0	$359,556	$0	$0	$0	$0
Increase/deduction for outstanding and unvested awards as of applicable fiscal year that were granted during prior fiscal years, determined based on change in ASC 718 Fair Value from prior fiscal year to applicable fiscal year	$5,197,084	$671,192	$(559,444)	$(91,224)	$2,579,706	$510,773	$4,295,718	$698,598
Increase/deduction for awards granted during prior fiscal years that vested during applicable fiscal year, determined based on change in ASC 718 Fair Value from prior fiscal year to vesting date	$1,709,843	$263,301	$(1,119,737)	$(163,487)	$698,587	$117,534	$3,550,166	$509,086
Deduction for awards granted during prior fiscal years that were forfeited during applicable fiscal year, determined as of prior fiscal year end based on ASC 718 Fair Value	$0	$(1,006,474)	$0	$0	$0	$0	$0	$0
Increase based on dividends or other earnings paid on awards during applicable fiscal year prior to vesting date	$0	$0	$0	$0	$0	$0	$0	$0
TOTAL ADJUSTMENTS	$8,283,213	$17,062	$(899,280)	$(326,623)	$5,840,408	$1,128,430	$7,715,495	$1,291,775

Non-PEO NEO Average Total Compensation Amount	$ 3,840,974	3,689,303	4,236,261	2,790,722
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,132,750	4,817,733	3,909,638	2,807,784
Adjustment to Non-PEO NEO Compensation Footnote
(2)	Compensation actually paid to our NEOs represents the compensation reported in the “Total” column in the “Summary Compensation” table for the applicable fiscal year, adjusted as follows:

	2021		2022		2023		2024
Adjustments	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the “Summary Compensation” table for applicable fiscal year	$(6,519,294)	$(1,342,057)	$(7,356,998)	$(2,691,209)	$(8,732,746)	$(1,900,856)	$(10,215,884)	$(2,335,034)
Deduction for change in the actuarial present values reported under the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column of the “Summary Compensation” table for applicable fiscal year	$(1,120,315)	$(260,108)	$0	$0	$(936,348)	$(164,835)	$(1,181,179)	$0
Increase for service cost and, if applicable, prior service cost for pension plans	$578,005	$43,570	$694,508	$39,052	$557,155	$24,717	$437,803	$0
Increase for awards that remain outstanding and unvested as of applicable fiscal year end that were granted during the applicable fiscal year, determined as of applicable fiscal year end and based on ASC 718 Fair Value	$8,437,890	$1,558,723	$7,442,391	$2,220,689	$11,674,054	$2,541,097	$10,828,871	$2,419,126

	2021		2022		2023		2024
Adjustments	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs
Increase for awards granted during applicable fiscal year that vested during applicable fiscal year, determined as of vesting date and based on ASC 718 Fair Value	$0	$88,915	$0	$359,556	$0	$0	$0	$0
Increase/deduction for outstanding and unvested awards as of applicable fiscal year that were granted during prior fiscal years, determined based on change in ASC 718 Fair Value from prior fiscal year to applicable fiscal year	$5,197,084	$671,192	$(559,444)	$(91,224)	$2,579,706	$510,773	$4,295,718	$698,598
Increase/deduction for awards granted during prior fiscal years that vested during applicable fiscal year, determined based on change in ASC 718 Fair Value from prior fiscal year to vesting date	$1,709,843	$263,301	$(1,119,737)	$(163,487)	$698,587	$117,534	$3,550,166	$509,086
Deduction for awards granted during prior fiscal years that were forfeited during applicable fiscal year, determined as of prior fiscal year end based on ASC 718 Fair Value	$0	$(1,006,474)	$0	$0	$0	$0	$0	$0
Increase based on dividends or other earnings paid on awards during applicable fiscal year prior to vesting date	$0	$0	$0	$0	$0	$0	$0	$0
TOTAL ADJUSTMENTS	$8,283,213	$17,062	$(899,280)	$(326,623)	$5,840,408	$1,128,430	$7,715,495	$1,291,775

Compensation Actually Paid vs. Total Shareholder Return
Narrative Disclosure to Pay Versus Performance Table
Relationship between Financial Performance Measures and Compensation Actually Paid
Each of the graphs below compare the compensation actually paid to our CEO and the average of the compensation actually paid to our remaining NEOs, with (i) our cumulative TSR and the Compensation Peer Group TSR, (ii) our Net Income, and (iii) our Adjusted EPS, in each case, for the fiscal years ended June 30, 2021, 2022, 2023, and 2024.
TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.

Compensation Actually Paid vs. Net Income
Narrative Disclosure to Pay Versus Performance Table
Relationship between Financial Performance Measures and Compensation Actually Paid
Each of the graphs below compare the compensation actually paid to our CEO and the average of the compensation actually paid to our remaining NEOs, with (i) our cumulative TSR and the Compensation Peer Group TSR, (ii) our Net Income, and (iii) our Adjusted EPS, in each case, for the fiscal years ended June 30, 2021, 2022, 2023, and 2024.

Compensation Actually Paid vs. Company Selected Measure
Narrative Disclosure to Pay Versus Performance Table
Relationship between Financial Performance Measures and Compensation Actually Paid
Each of the graphs below compare the compensation actually paid to our CEO and the average of the compensation actually paid to our remaining NEOs, with (i) our cumulative TSR and the Compensation Peer Group TSR, (ii) our Net Income, and (iii) our Adjusted EPS, in each case, for the fiscal years ended June 30, 2021, 2022, 2023, and 2024.

Total Shareholder Return Vs Peer Group
Narrative Disclosure to Pay Versus Performance Table
Relationship between Financial Performance Measures and Compensation Actually Paid
Each of the graphs below compare the compensation actually paid to our CEO and the average of the compensation actually paid to our remaining NEOs, with (i) our cumulative TSR and the Compensation Peer Group TSR, (ii) our Net Income, and (iii) our Adjusted EPS, in each case, for the fiscal years ended June 30, 2021, 2022, 2023, and 2024.
TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.

Tabular List, Table
Pay Versus Performance Tabular List
The following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs to performance for the fiscal year ended June 30, 2024:
Adjusted EPS
Adjusted EBT
Closed Sales

Total Shareholder Return Amount	$ 167.08	138.19	116.67	130.03
Peer Group Total Shareholder Return Amount	123.02	105.72	96.31	118.99
Net Income (Loss)	$ 698,100,000	$ 630,600,000	$ 539,100,000	$ 547,500,000
Company Selected Measure Amount | $ / shares	7.73	7.01	6.46	5.66
PEO Name	Timothy C. Gokey	Timothy C. Gokey	Timothy C. Gokey	Timothy C. Gokey
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description
(4)	Adjusted EPS is a non-GAAP financial measure. For more information on the Company’s use of this metric, see “Non-GAAP Financial Measures” beginning on page 93 of this Proxy Statement.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBT
Measure:: 3
Pay vs Performance Disclosure
Name	Closed Sales
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 7,715,495	$ 5,840,408	$ (899,280)	$ 8,283,213
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,181,179)	(936,348)	0	(1,120,315)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	437,803	557,155	694,508	578,005
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,215,884)	(8,732,746)	(7,356,998)	(6,519,294)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,828,871	11,674,054	7,442,391	8,437,890
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,295,718	2,579,706	(559,444)	5,197,084
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,550,166	698,587	(1,119,737)	1,709,843
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,291,775	1,128,430	(326,623)	17,062
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(164,835)	0	(260,108)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	24,717	39,052	43,570
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,335,034)	(1,900,856)	(2,691,209)	(1,342,057)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,419,126	2,541,097	2,220,689	1,558,723
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	698,598	510,773	(91,224)	671,192
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	359,556	88,915
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	509,086	117,534	(163,487)	263,301
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(1,006,474)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0